GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
611,996	Great-West Bond Index Fund Institutional Class(a)	$ 6,272,962
308,924	Great-West Core Bond Fund Institutional Class(a)	3,107,771
378,443	Great-West Global Bond Fund Institutional Class(a)	3,254,610
238,399	Great-West High Yield Bond Fund Institutional Class(a)	2,002,547
751,884	Great-West Inflation-Protected Securities Fund Institutional Class(a)	7,285,755
287,596	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,571,110
289,834	Great-West Short Duration Bond Fund Institutional Class(a)	2,791,103

TOTAL BOND MUTUAL FUNDS — 57.50% (Cost $27,628,572)		$27,285,858
EQUITY MUTUAL FUNDS
29,773	American Century Real Estate Fund Class R6	678,222
56,653	DFA International Real Estate Securities Portfolio Institutional Class	189,788
13,814	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	118,936
54,240	Great-West Emerging Markets Equity Fund Institutional Class(a)	390,525
83,288	Great-West International Growth Fund Institutional Class(a)	640,483
182,887	Great-West International Index Fund Institutional Class(a)	1,428,349
120,547	Great-West International Value Fund Institutional Class(a)	781,147
133,232	Great-West Large Cap Growth Fund Institutional Class(a)	1,159,118
257,398	Great-West Large Cap Value Fund Institutional Class(a)	1,392,526
62,612	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	326,210
Shares		Fair Value
Equity Mutual Funds — (continued)
78,720	Great-West Mid Cap Value Fund Institutional Class(a)	$ 483,339
102,252	Great-West Real Estate Index Fund Institutional Class(a)	676,911
326,325	Great-West S&P 500® Index Fund Institutional Class(a)	2,548,597
177,197	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,111,024
112,454	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	601,632
6,913	Great-West Small Cap Growth Fund Institutional Class(a)	55,653
78,176	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	497,982
21,054	Invesco Global Real Estate Fund Class R6	188,852
9,712	Janus Henderson Triton Fund Class N	221,726
42,291	Northern Emerging Markets Equity Index Fund	391,188

TOTAL EQUITY MUTUAL FUNDS — 29.25% (Cost $17,050,844)		$13,882,208
Account Balance
FIXED INTEREST CONTRACT
6,304,139(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,304,139

TOTAL FIXED INTEREST CONTRACT — 13.29% (Cost $6,304,139)		$6,304,139
TOTAL INVESTMENTS — 100.04% (Cost $50,983,555)		$47,472,205
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(19,371)
TOTAL NET ASSETS — 100.00%		$47,452,834

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
76,550	Great-West Bond Index Fund Institutional Class(a)	$ 784,643
38,689	Great-West Core Bond Fund Institutional Class(a)	389,208
44,266	Great-West Global Bond Fund Institutional Class(a)	380,685
28,698	Great-West High Yield Bond Fund Institutional Class(a)	241,061
69,228	Great-West Inflation-Protected Securities Fund Institutional Class(a)	670,816
35,719	Great-West Multi-Sector Bond Fund Institutional Class(a)	319,327
27,656	Great-West Short Duration Bond Fund Institutional Class(a)	266,331

TOTAL BOND MUTUAL FUNDS — 55.16% (Cost $3,075,049)		$3,052,071
EQUITY MUTUAL FUNDS
3,657	American Century Real Estate Fund Class R6	83,306
7,190	DFA International Real Estate Securities Portfolio Institutional Class	24,087
1,817	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	15,646
8,090	Great-West Emerging Markets Equity Fund Institutional Class(a)	58,246
11,855	Great-West International Growth Fund Institutional Class(a)	91,164
25,996	Great-West International Index Fund Institutional Class(a)	203,029
17,100	Great-West International Value Fund Institutional Class(a)	110,810
17,514	Great-West Large Cap Growth Fund Institutional Class(a)	152,373
34,330	Great-West Large Cap Value Fund Institutional Class(a)	185,726
9,000	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	46,892
10,533	Great-West Mid Cap Value Fund Institutional Class(a)	64,673
Shares		Fair Value
Equity Mutual Funds — (continued)
12,551	Great-West Real Estate Index Fund Institutional Class(a)	$ 83,089
43,336	Great-West S&P 500® Index Fund Institutional Class(a)	338,456
23,617	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	148,076
16,053	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	85,882
1,027	Great-West Small Cap Growth Fund Institutional Class(a)	8,267
10,332	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	65,814
2,687	Invesco Global Real Estate Fund Class R6	24,104
1,395	Janus Henderson Triton Fund Class N	31,846
6,363	Northern Emerging Markets Equity Index Fund	58,855

TOTAL EQUITY MUTUAL FUNDS — 33.99% (Cost $2,197,215)		$1,880,341
Account Balance
FIXED INTEREST CONTRACT
601,972(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	601,972

TOTAL FIXED INTEREST CONTRACT — 10.88% (Cost $601,972)		$601,972
TOTAL INVESTMENTS — 100.03% (Cost $5,874,236)		$5,534,384
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(1,738)
TOTAL NET ASSETS — 100.00%		$5,532,646

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,600,876	Great-West Bond Index Fund Institutional Class(a)	$ 16,408,982
809,040	Great-West Core Bond Fund Institutional Class(a)	8,138,946
880,075	Great-West Global Bond Fund Institutional Class(a)	7,568,647
580,818	Great-West High Yield Bond Fund Institutional Class(a)	4,878,869
1,051,730	Great-West Inflation-Protected Securities Fund Institutional Class(a)	10,191,258
746,601	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,674,610
444,379	Great-West Short Duration Bond Fund Institutional Class(a)	4,279,373

TOTAL BOND MUTUAL FUNDS — 52.17% (Cost $58,806,585)		$58,140,685
EQUITY MUTUAL FUNDS
75,848	American Century Real Estate Fund Class R6	1,727,814
153,587	DFA International Real Estate Securities Portfolio Institutional Class	514,516
41,575	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	357,961
207,121	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,491,274
288,638	Great-West International Growth Fund Institutional Class(a)	2,219,627
632,200	Great-West International Index Fund Institutional Class(a)	4,937,482
416,607	Great-West International Value Fund Institutional Class(a)	2,699,610
396,577	Great-West Large Cap Growth Fund Institutional Class(a)	3,450,224
786,921	Great-West Large Cap Value Fund Institutional Class(a)	4,257,242
220,420	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,148,390
Shares		Fair Value
Equity Mutual Funds — (continued)
242,533	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,489,154
260,770	Great-West Real Estate Index Fund Institutional Class(a)	1,726,297
987,925	Great-West S&P 500® Index Fund Institutional Class(a)	7,715,690
536,561	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,364,235
394,269	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,109,339
24,797	Great-West Small Cap Growth Fund Institutional Class(a)	199,618
233,288	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,486,047
57,571	Invesco Global Real Estate Fund Class R6	516,409
34,456	Janus Henderson Triton Fund Class N	786,632
161,631	Northern Emerging Markets Equity Index Fund	1,495,086

TOTAL EQUITY MUTUAL FUNDS — 39.21% (Cost $53,837,255)		$43,692,647
Account Balance
FIXED INTEREST CONTRACT
9,651,360(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,651,360

TOTAL FIXED INTEREST CONTRACT — 8.66% (Cost $9,651,360)		$9,651,360
TOTAL INVESTMENTS — 100.04% (Cost $122,295,200)		$111,484,692
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(45,803)
TOTAL NET ASSETS — 100.00%		$111,438,889

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
147,070	Great-West Bond Index Fund Institutional Class(a)	$ 1,507,465
74,085	Great-West Core Bond Fund Institutional Class(a)	745,294
77,019	Great-West Global Bond Fund Institutional Class(a)	662,368
51,523	Great-West High Yield Bond Fund Institutional Class(a)	432,792
67,878	Great-West Inflation-Protected Securities Fund Institutional Class(a)	657,734
67,646	Great-West Multi-Sector Bond Fund Institutional Class(a)	604,759
30,761	Great-West Short Duration Bond Fund Institutional Class(a)	296,224

TOTAL BOND MUTUAL FUNDS — 47.07% (Cost $4,963,886)		$4,906,636
EQUITY MUTUAL FUNDS
7,283	American Century Real Estate Fund Class R6	165,902
15,896	DFA International Real Estate Securities Portfolio Institutional Class	53,252
4,669	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	40,199
25,128	Great-West Emerging Markets Equity Fund Institutional Class(a)	180,921
33,340	Great-West International Growth Fund Institutional Class(a)	256,388
73,358	Great-West International Index Fund Institutional Class(a)	572,929
48,137	Great-West International Value Fund Institutional Class(a)	311,928
43,063	Great-West Large Cap Growth Fund Institutional Class(a)	374,644
86,027	Great-West Large Cap Value Fund Institutional Class(a)	465,403
25,682	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	133,803
Shares		Fair Value
Equity Mutual Funds — (continued)
26,465	Great-West Mid Cap Value Fund Institutional Class(a)	$ 162,497
24,993	Great-West Real Estate Index Fund Institutional Class(a)	165,456
107,469	Great-West S&P 500® Index Fund Institutional Class(a)	839,331
58,681	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	367,931
46,056	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	246,397
2,892	Great-West Small Cap Growth Fund Institutional Class(a)	23,284
25,365	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	161,576
5,917	Invesco Global Real Estate Fund Class R6	53,071
4,025	Janus Henderson Triton Fund Class N	91,886
19,774	Northern Emerging Markets Equity Index Fund	182,913

TOTAL EQUITY MUTUAL FUNDS — 46.53% (Cost $5,940,181)		$4,849,711
Account Balance
FIXED INTEREST CONTRACT
669,892(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	669,892

TOTAL FIXED INTEREST CONTRACT — 6.43% (Cost $669,892)		$669,892
TOTAL INVESTMENTS — 100.03% (Cost $11,573,959)		$10,426,239
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(3,558)
TOTAL NET ASSETS — 100.00%		$10,422,681

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,363,906	Great-West Bond Index Fund Institutional Class(a)	$ 13,980,033
688,149	Great-West Core Bond Fund Institutional Class(a)	6,922,776
691,665	Great-West Global Bond Fund Institutional Class(a)	5,948,322
465,809	Great-West High Yield Bond Fund Institutional Class(a)	3,912,801
417,999	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,050,408
624,154	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,579,934
213,011	Great-West Short Duration Bond Fund Institutional Class(a)	2,051,296

TOTAL BOND MUTUAL FUNDS — 39.83% (Cost $42,854,214)		$42,445,570
EQUITY MUTUAL FUNDS
75,655	American Century Real Estate Fund Class R6	1,723,420
172,236	DFA International Real Estate Securities Portfolio Institutional Class	576,990
55,754	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	480,044
340,288	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,450,074
427,583	Great-West International Growth Fund Institutional Class(a)	3,288,116
939,516	Great-West International Index Fund Institutional Class(a)	7,337,620
618,460	Great-West International Value Fund Institutional Class(a)	4,007,618
517,177	Great-West Large Cap Growth Fund Institutional Class(a)	4,499,441
1,039,274	Great-West Large Cap Value Fund Institutional Class(a)	5,622,473
329,698	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,717,728
Shares		Fair Value
Equity Mutual Funds — (continued)
319,355	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,960,840
259,559	Great-West Real Estate Index Fund Institutional Class(a)	1,718,279
1,295,062	Great-West S&P 500® Index Fund Institutional Class(a)	10,114,430
702,879	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,407,053
593,748	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	3,176,554
36,052	Great-West Small Cap Growth Fund Institutional Class(a)	290,216
303,807	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,935,252
64,229	Invesco Global Real Estate Fund Class R6	576,133
51,624	Janus Henderson Triton Fund Class N	1,178,570
265,673	Northern Emerging Markets Equity Index Fund	2,457,480

TOTAL EQUITY MUTUAL FUNDS — 55.86% (Cost $75,092,898)		$59,518,331
Account Balance
FIXED INTEREST CONTRACT
4,639,467(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,639,467

TOTAL FIXED INTEREST CONTRACT — 4.35% (Cost $4,639,467)		$4,639,467
TOTAL INVESTMENTS — 100.04% (Cost $122,586,579)		$106,603,368
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(42,474)
TOTAL NET ASSETS — 100.00%		$106,560,894

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
65,296	Great-West Bond Index Fund Institutional Class(a)	$ 669,282
32,716	Great-West Core Bond Fund Institutional Class(a)	329,123
32,148	Great-West Global Bond Fund Institutional Class(a)	276,473
21,422	Great-West High Yield Bond Fund Institutional Class(a)	179,940
11,726	Great-West Inflation-Protected Securities Fund Institutional Class(a)	113,628
29,650	Great-West Multi-Sector Bond Fund Institutional Class(a)	265,069
7,368	Great-West Short Duration Bond Fund Institutional Class(a)	70,956

TOTAL BOND MUTUAL FUNDS — 31.33% (Cost $1,927,496)		$1,904,471
EQUITY MUTUAL FUNDS
4,315	American Century Real Estate Fund Class R6	98,305
10,360	DFA International Real Estate Securities Portfolio Institutional Class	34,707
3,699	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	31,847
25,555	Great-West Emerging Markets Equity Fund Institutional Class(a)	183,999
29,907	Great-West International Growth Fund Institutional Class(a)	229,989
65,507	Great-West International Index Fund Institutional Class(a)	511,609
43,200	Great-West International Value Fund Institutional Class(a)	279,934
34,001	Great-West Large Cap Growth Fund Institutional Class(a)	295,811
68,691	Great-West Large Cap Value Fund Institutional Class(a)	371,619
23,006	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	119,862
21,115	Great-West Mid Cap Value Fund Institutional Class(a)	129,644
Shares		Fair Value
Equity Mutual Funds — (continued)
14,816	Great-West Real Estate Index Fund Institutional Class(a)	$ 98,082
85,464	Great-West S&P 500® Index Fund Institutional Class(a)	667,476
46,115	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	289,139
41,721	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	223,208
2,537	Great-West Small Cap Growth Fund Institutional Class(a)	20,422
19,858	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	126,493
3,854	Invesco Global Real Estate Fund Class R6	34,571
3,593	Janus Henderson Triton Fund Class N	82,019
20,013	Northern Emerging Markets Equity Index Fund	185,119

TOTAL EQUITY MUTUAL FUNDS — 66.02% (Cost $4,937,460)		$4,013,855
Account Balance
FIXED INTEREST CONTRACT
163,530(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	163,530

TOTAL FIXED INTEREST CONTRACT — 2.69% (Cost $163,530)		$163,530
TOTAL INVESTMENTS — 100.04% (Cost $7,028,486)		$6,081,856
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(2,362)
TOTAL NET ASSETS — 100.00%		$6,079,494

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
528,018	Great-West Bond Index Fund Institutional Class(a)	$ 5,412,185
266,192	Great-West Core Bond Fund Institutional Class(a)	2,677,891
254,542	Great-West Global Bond Fund Institutional Class(a)	2,189,058
173,898	Great-West High Yield Bond Fund Institutional Class(a)	1,460,740
38,743	Great-West Inflation-Protected Securities Fund Institutional Class(a)	375,424
240,514	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,150,195
40,713	Great-West Short Duration Bond Fund Institutional Class(a)	392,071

TOTAL BOND MUTUAL FUNDS — 21.96% (Cost $14,757,503)		$14,657,564
EQUITY MUTUAL FUNDS
49,482	American Century Real Estate Fund Class R6	1,127,204
124,241	DFA International Real Estate Securities Portfolio Institutional Class	416,206
46,219	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	397,945
345,112	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,484,809
395,347	Great-West International Growth Fund Institutional Class(a)	3,040,219
869,364	Great-West International Index Fund Institutional Class(a)	6,789,734
571,031	Great-West International Value Fund Institutional Class(a)	3,700,282
418,487	Great-West Large Cap Growth Fund Institutional Class(a)	3,640,840
857,437	Great-West Large Cap Value Fund Institutional Class(a)	4,638,733
306,156	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,595,071
Shares		Fair Value
Equity Mutual Funds — (continued)
263,880	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,620,222
170,193	Great-West Real Estate Index Fund Institutional Class(a)	1,126,678
1,055,354	Great-West S&P 500® Index Fund Institutional Class(a)	8,242,312
577,518	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,621,039
550,631	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	2,945,878
34,425	Great-West Small Cap Growth Fund Institutional Class(a)	277,121
245,538	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,564,077
46,034	Invesco Global Real Estate Fund Class R6	412,921
48,023	Janus Henderson Triton Fund Class N	1,096,352
268,803	Northern Emerging Markets Equity Index Fund	2,486,428

TOTAL EQUITY MUTUAL FUNDS — 76.76% (Cost $66,241,622)		$51,224,071
Account Balance
FIXED INTEREST CONTRACT
883,353(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	883,353

TOTAL FIXED INTEREST CONTRACT — 1.32% (Cost $883,353)		$883,353
TOTAL INVESTMENTS — 100.04% (Cost $81,882,478)		$66,764,988
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(28,114)
TOTAL NET ASSETS — 100.00%		$66,736,874

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
29,276	Great-West Bond Index Fund Institutional Class(a)	$ 300,077
14,743	Great-West Core Bond Fund Institutional Class(a)	148,319
14,049	Great-West Global Bond Fund Institutional Class(a)	120,822
9,460	Great-West High Yield Bond Fund Institutional Class(a)	79,461
13,302	Great-West Multi-Sector Bond Fund Institutional Class(a)	118,917
1,505	Great-West Short Duration Bond Fund Institutional Class(a)	14,492

TOTAL BOND MUTUAL FUNDS — 17.14% (Cost $792,029)		$782,088
EQUITY MUTUAL FUNDS
3,474	American Century Real Estate Fund Class R6	79,139
8,974	DFA International Real Estate Securities Portfolio Institutional Class	30,064
3,310	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	28,502
27,341	Great-West Emerging Markets Equity Fund Institutional Class(a)	196,854
29,651	Great-West International Growth Fund Institutional Class(a)	228,017
64,915	Great-West International Index Fund Institutional Class(a)	506,986
42,651	Great-West International Value Fund Institutional Class(a)	276,381
29,270	Great-West Large Cap Growth Fund Institutional Class(a)	254,647
61,208	Great-West Large Cap Value Fund Institutional Class(a)	331,133
22,773	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	118,648
18,917	Great-West Mid Cap Value Fund Institutional Class(a)	116,151
Shares		Fair Value
Equity Mutual Funds — (continued)
11,892	Great-West Real Estate Index Fund Institutional Class(a)	$ 78,727
75,043	Great-West S&P 500® Index Fund Institutional Class(a)	586,088
40,976	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	256,916
41,099	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	219,877
2,551	Great-West Small Cap Growth Fund Institutional Class(a)	20,536
17,275	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	110,043
3,348	Invesco Global Real Estate Fund Class R6	30,028
3,577	Janus Henderson Triton Fund Class N	81,670
21,414	Northern Emerging Markets Equity Index Fund	198,080

TOTAL EQUITY MUTUAL FUNDS — 82.17% (Cost $4,707,055)		$3,748,487
Account Balance
FIXED INTEREST CONTRACT
33,054(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	33,054

TOTAL FIXED INTEREST CONTRACT — 0.73% (Cost $33,054)		$33,054
TOTAL INVESTMENTS — 100.04% (Cost $5,532,138)		$4,563,629
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(1,849)
TOTAL NET ASSETS — 100.00%		$4,561,780

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
186,120	Great-West Bond Index Fund Institutional Class(a)	$ 1,907,727
93,887	Great-West Core Bond Fund Institutional Class(a)	944,507
94,893	Great-West Global Bond Fund Institutional Class(a)	816,077
60,359	Great-West High Yield Bond Fund Institutional Class(a)	507,019
84,792	Great-West Multi-Sector Bond Fund Institutional Class(a)	758,036
9,810	Great-West Short Duration Bond Fund Institutional Class(a)	94,469

TOTAL BOND MUTUAL FUNDS — 14.84% (Cost $5,048,723)		$5,027,835
EQUITY MUTUAL FUNDS
26,298	American Century Real Estate Fund Class R6	599,066
70,880	DFA International Real Estate Securities Portfolio Institutional Class	237,447
24,186	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	208,242
223,047	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,605,940
231,674	Great-West International Growth Fund Institutional Class(a)	1,781,575
507,655	Great-West International Index Fund Institutional Class(a)	3,964,784
333,541	Great-West International Value Fund Institutional Class(a)	2,161,346
215,085	Great-West Large Cap Growth Fund Institutional Class(a)	1,871,241
452,646	Great-West Large Cap Value Fund Institutional Class(a)	2,448,816
178,412	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	929,528
139,969	Great-West Mid Cap Value Fund Institutional Class(a)	859,411
Shares		Fair Value
Equity Mutual Funds — (continued)
90,151	Great-West Real Estate Index Fund Institutional Class(a)	$ 596,801
553,015	Great-West S&P 500® Index Fund Institutional Class(a)	4,319,049
301,713	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,891,740
320,904	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	1,716,839
19,836	Great-West Small Cap Growth Fund Institutional Class(a)	159,679
126,643	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	806,713
26,382	Invesco Global Real Estate Fund Class R6	236,642
27,926	Janus Henderson Triton Fund Class N	637,554
174,305	Northern Emerging Markets Equity Index Fund	1,612,319

TOTAL EQUITY MUTUAL FUNDS — 84.57% (Cost $37,260,089)		$28,644,732
Account Balance
FIXED INTEREST CONTRACT
212,171(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	212,171

TOTAL FIXED INTEREST CONTRACT — 0.63% (Cost $212,171)		$212,171
TOTAL INVESTMENTS — 100.04% (Cost $42,520,983)		$33,884,738
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(14,055)
TOTAL NET ASSETS — 100.00%		$33,870,683

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,503	Great-West Bond Index Fund Institutional Class(a)	$ 25,652
1,266	Great-West Core Bond Fund Institutional Class(a)	12,735
1,359	Great-West Global Bond Fund Institutional Class(a)	11,689
825	Great-West High Yield Bond Fund Institutional Class(a)	6,927
1,156	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,337
132	Great-West Short Duration Bond Fund Institutional Class(a)	1,274

TOTAL BOND MUTUAL FUNDS — 14.27% (Cost $70,205)		$68,614
EQUITY MUTUAL FUNDS
387	American Century Real Estate Fund Class R6	8,820
1,052	DFA International Real Estate Securities Portfolio Institutional Class	3,525
334	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,874
3,406	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,523
3,406	Great-West International Growth Fund Institutional Class(a)	26,190
7,408	Great-West International Index Fund Institutional Class(a)	57,858
4,888	Great-West International Value Fund Institutional Class(a)	31,676
2,913	Great-West Large Cap Growth Fund Institutional Class(a)	25,344
6,266	Great-West Large Cap Value Fund Institutional Class(a)	33,897
2,600	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,547
1,921	Great-West Mid Cap Value Fund Institutional Class(a)	11,796
Shares		Fair Value
Equity Mutual Funds — (continued)
1,331	Great-West Real Estate Index Fund Institutional Class(a)	$ 8,810
7,590	Great-West S&P 500® Index Fund Institutional Class(a)	59,279
4,106	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,747
4,630	Great-West S&P SmallCap 600® Index Fund Institutional Class(a)	24,770
285	Great-West Small Cap Growth Fund Institutional Class(a)	2,291
1,718	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,940
396	Invesco Global Real Estate Fund Class R6	3,555
401	Janus Henderson Triton Fund Class N	9,162
2,675	Northern Emerging Markets Equity Index Fund	24,745

TOTAL EQUITY MUTUAL FUNDS — 85.15% (Cost $515,586)		$409,349
Account Balance
FIXED INTEREST CONTRACT
2,817(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,817

TOTAL FIXED INTEREST CONTRACT — 0.59% (Cost $2,817)		$2,817
TOTAL INVESTMENTS — 100.01% (Cost $588,608)		$480,780
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(54)
TOTAL NET ASSETS — 100.00%		$480,726

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	611,996	$7,453,660	$191,503	$1,540,928	$11,927	$168,727	$41,042	$6,272,962	13.22%
Great-West Core Bond Fund Institutional Class	308,924	3,660,313	94,282	626,787	19,928	(20,037)	22,470	3,107,771	6.55
Great-West Global Bond Fund Institutional Class	378,443	3,868,687	109,440	587,508	(17,646)	(136,009)	-	3,254,610	6.86
Great-West High Yield Bond Fund Institutional Class	238,399	2,301,144	119,604	158,621	263	(259,580)	-	2,002,547	4.22
Great-West Inflation-Protected Securities Fund Institutional Class	751,884	8,753,450	194,651	1,556,516	(56,329)	(105,830)	-	7,285,755	15.35
Great-West Multi-Sector Bond Fund Institutional Class	287,596	3,017,685	58,382	271,327	13,767	(233,630)	-	2,571,110	5.42
Great-West Short Duration Bond Fund Institutional Class	289,834	3,306,233	95,159	520,972	(12,192)	(89,317)	19,041	2,791,103	5.88
					(40,282)	(675,676)	82,553	27,285,858	57.50
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	13,814	133,104	31,877	9,285	573	(36,760)	-	118,936	0.25
Great-West Emerging Markets Equity Fund Institutional Class	54,240	449,731	77,275	42,932	(3,342)	(93,549)	-	390,525	0.82
Great-West International Growth Fund Institutional Class	83,288	716,349	105,499	76,950	(7,405)	(104,415)	-	640,483	1.35
Great-West International Index Fund Institutional Class	182,887	1,592,989	285,925	107,029	6,728	(343,536)	-	1,428,349	3.01
Great-West International Value Fund Institutional Class	120,547	876,699	138,995	83,858	(24,622)	(150,689)	-	781,147	1.64
Great-West Large Cap Growth Fund Institutional Class	133,232	1,293,051	185,313	189,161	(9,447)	(130,085)	-	1,159,118	2.44
Great-West Large Cap Value Fund Institutional Class	257,398	1,553,544	325,393	150,232	(35,378)	(336,179)	-	1,392,526	2.93
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	62,612	360,470	99,414	31,107	(6,358)	(102,567)	-	326,210	0.69
Great-West Mid Cap Value Fund Institutional Class	78,720	532,581	153,138	56,143	(11,185)	(146,237)	-	483,339	1.02
Great-West Real Estate Index Fund Institutional Class	102,252	736,248	197,208	92,385	(3,436)	(164,160)	-	676,911	1.43
Great-West S&P 500® Index Fund Institutional Class	326,325	2,847,029	469,549	330,119	(39,306)	(437,862)	-	2,548,597	5.37
Great-West S&P Mid Cap 400® Index Fund Institutional Class	177,197	1,220,393	305,545	122,082	(23,061)	(292,832)	-	1,111,024	2.34
Great-West S&P SmallCap 600® Index Fund Institutional Class	112,454	665,612	179,404	66,170	(17,613)	(177,214)	-	601,632	1.27
Great-West Small Cap Growth Fund Institutional Class	6,913	60,990	14,990	7,198	(270)	(13,129)	-	55,653	0.12
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	78,176	554,812	105,086	56,433	(4,823)	(105,483)	-	497,982	1.05
					(178,945)	(2,634,697)	0	12,212,432	25.73

March 31, 2020

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,304,139	$7,687,657	$229,838	$1,640,742	$-	$-	$27,386	$6,304,139	13.29%
					0	0	27,386	6,304,139	13.29
				Total	$(219,227)	$(3,310,373)	$109,939	$45,802,429	96.52%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	76,550	$837,950	$102,546	$167,436	$10,733	$11,583	$5,153	$784,643	14.18%
Great-West Core Bond Fund Institutional Class	38,689	412,333	50,537	70,533	3,506	(3,129)	2,825	389,208	7.04
Great-West Global Bond Fund Institutional Class	44,266	406,915	55,318	65,761	(996)	(15,787)	-	380,685	6.88
Great-West High Yield Bond Fund Institutional Class	28,698	248,044	47,404	24,237	680	(30,150)	-	241,061	4.36
Great-West Inflation-Protected Securities Fund Institutional Class	69,228	722,774	92,595	133,459	(2,217)	(11,094)	-	670,816	12.12
Great-West Multi-Sector Bond Fund Institutional Class	35,719	336,868	48,785	39,686	749	(26,640)	-	319,327	5.77
Great-West Short Duration Bond Fund Institutional Class	27,656	283,864	38,244	46,541	97	(9,236)	1,823	266,331	4.81
					12,552	(84,453)	9,801	3,052,071	55.16
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,817	15,580	6,453	1,807	27	(4,580)	-	15,646	0.28
Great-West Emerging Markets Equity Fund Institutional Class	8,090	60,017	19,652	6,841	781	(14,582)	-	58,246	1.05
Great-West International Growth Fund Institutional Class	11,855	90,626	26,786	10,930	495	(15,318)	-	91,164	1.65
Great-West International Index Fund Institutional Class	25,996	201,466	66,889	21,280	(856)	(44,046)	-	203,029	3.67
Great-West International Value Fund Institutional Class	17,100	110,795	34,664	11,264	25	(23,385)	-	110,810	2.00
Great-West Large Cap Growth Fund Institutional Class	17,514	152,176	45,559	24,624	3,290	(20,738)	-	152,373	2.75
Great-West Large Cap Value Fund Institutional Class	34,330	184,709	68,961	20,461	257	(47,483)	-	185,726	3.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	9,000	46,162	20,650	5,498	(320)	(14,422)	-	46,892	0.85
Great-West Mid Cap Value Fund Institutional Class	10,533	62,918	29,160	8,587	(829)	(18,818)	-	64,673	1.17
Great-West Real Estate Index Fund Institutional Class	12,551	79,334	34,760	11,791	24	(19,214)	-	83,089	1.50
Great-West S&P 500® Index Fund Institutional Class	43,336	337,169	108,861	49,123	(2,287)	(58,451)	-	338,456	6.12

March 31, 2020

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	23,617	$144,356	$61,529	$20,335	$(1,766)	$(37,474)	$-	$148,076	2.68%
Great-West S&P SmallCap 600® Index Fund Institutional Class	16,053	84,953	37,299	10,853	(858)	(25,517)	-	85,882	1.55
Great-West Small Cap Growth Fund Institutional Class	1,027	8,081	3,278	1,290	(27)	(1,802)	-	8,267	0.15
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,332	65,268	22,709	8,655	(232)	(13,508)	-	65,814	1.19
					(2,276)	(359,338)	0	1,658,143	29.97
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	601,972	662,309	85,847	148,674	-	-	2,490	601,972	10.88
					0	0	2,490	601,972	10.88
				Total	$10,276	$(443,791)	$12,291	$5,312,186	96.01%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,600,876	$20,551,659	$620,137	$5,219,621	$39,626	$456,807	$107,453	$16,408,982	14.72%
Great-West Core Bond Fund Institutional Class	809,040	10,097,182	306,679	2,213,816	54,479	(51,099)	58,905	8,138,946	7.30
Great-West Global Bond Fund Institutional Class	880,075	9,464,932	276,286	1,869,055	(60,689)	(303,516)	-	7,568,647	6.79
Great-West High Yield Bond Fund Institutional Class	580,818	5,860,594	243,924	572,278	8,120	(653,371)	-	4,878,869	4.38
Great-West Inflation-Protected Securities Fund Institutional Class	1,051,730	12,860,073	337,451	2,867,348	(83,590)	(138,918)	-	10,191,258	9.15
Great-West Multi-Sector Bond Fund Institutional Class	746,601	8,203,092	189,168	1,092,688	48,837	(624,962)	-	6,674,610	5.99
Great-West Short Duration Bond Fund Institutional Class	444,379	5,316,451	173,037	1,074,885	(25,090)	(135,230)	29,213	4,279,373	3.84
					(18,307)	(1,450,289)	195,571	58,140,685	52.17
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	41,575	420,157	92,394	35,392	6,849	(119,198)	-	357,961	0.32
Great-West Emerging Markets Equity Fund Institutional Class	207,121	1,805,860	260,022	212,668	(17,506)	(361,940)	-	1,491,274	1.34
Great-West International Growth Fund Institutional Class	288,638	2,591,805	352,473	357,242	(30,832)	(367,409)	-	2,219,627	1.99
Great-West International Index Fund Institutional Class	632,200	5,776,633	941,010	540,776	43,019	(1,239,385)	-	4,937,482	4.43
Great-West International Value Fund Institutional Class	416,607	3,180,284	459,214	388,254	(72,411)	(551,634)	-	2,699,610	2.42
Great-West Large Cap Growth Fund Institutional Class	396,577	4,064,544	518,945	730,365	(33,016)	(402,900)	-	3,450,224	3.10

March 31, 2020

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Large Cap Value Fund Institutional Class	786,921	$4,974,314	$956,972	$661,651	$(154,734)	$(1,012,393)	$-	$4,257,242	3.82%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	220,420	1,330,078	342,690	157,477	(28,763)	(366,901)	-	1,148,390	1.03
Great-West Mid Cap Value Fund Institutional Class	242,533	1,709,456	456,794	209,297	(31,016)	(467,799)	-	1,489,154	1.34
Great-West Real Estate Index Fund Institutional Class	260,770	1,938,206	473,640	237,644	11,971	(447,905)	-	1,726,297	1.55
Great-West S&P 500® Index Fund Institutional Class	987,925	9,054,069	1,348,444	1,255,210	(66,163)	(1,431,613)	-	7,715,690	6.93
Great-West S&P Mid Cap 400® Index Fund Institutional Class	536,561	3,872,246	903,311	507,371	(86,030)	(903,951)	-	3,364,235	3.02
Great-West S&P SmallCap 600® Index Fund Institutional Class	394,269	2,458,756	614,086	359,837	(105,185)	(603,666)	-	2,109,339	1.89
Great-West Small Cap Growth Fund Institutional Class	24,797	230,825	53,701	36,150	(1,381)	(48,758)	-	199,618	0.18
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	233,288	1,739,432	304,168	247,357	(30,274)	(310,196)	-	1,486,047	1.33
					(595,472)	(8,635,648)	0	38,652,190	34.69
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	9,651,360	12,402,238	388,426	3,182,577	-	-	43,273	9,651,360	8.66
					0	0	43,273	9,651,360	8.66
				Total	$(613,779)	$(10,085,937)	$238,844	$106,444,235	95.52%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	147,070	$1,415,288	$463,719	$386,695	$28,479	$15,153	$9,890	$1,507,465	14.46%
Great-West Core Bond Fund Institutional Class	74,085	694,014	235,514	175,266	10,063	(8,968)	5,401	745,294	7.15
Great-West Global Bond Fund Institutional Class	77,019	622,864	224,872	157,559	(486)	(27,809)	-	662,368	6.36
Great-West High Yield Bond Fund Institutional Class	51,523	391,723	161,599	65,159	(1,793)	(55,371)	-	432,792	4.15
Great-West Inflation-Protected Securities Fund Institutional Class	67,878	623,475	213,393	167,233	(1,538)	(11,901)	-	657,734	6.31
Great-West Multi-Sector Bond Fund Institutional Class	67,646	561,355	207,572	112,872	505	(51,296)	-	604,759	5.80
Great-West Short Duration Bond Fund Institutional Class	30,761	277,858	96,190	67,226	596	(10,598)	2,025	296,224	2.84
					35,826	(150,790)	17,316	4,906,636	47.07
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	4,669	34,847	20,778	1,931	104	(13,495)	-	40,199	0.39

March 31, 2020

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	25,128	$163,041	$85,916	$19,760	$1,206	$(48,276)	$-	$180,921	1.74%
Great-West International Growth Fund Institutional Class	33,340	222,434	108,685	28,092	(2,213)	(46,639)	-	256,388	2.46
Great-West International Index Fund Institutional Class	73,358	495,681	261,081	42,566	(3,227)	(141,267)	-	572,929	5.50
Great-West International Value Fund Institutional Class	48,137	272,308	137,101	31,461	(8,342)	(66,020)	-	311,928	2.99
Great-West Large Cap Growth Fund Institutional Class	43,063	326,088	152,135	53,912	(4,988)	(49,667)	-	374,644	3.59
Great-West Large Cap Value Fund Institutional Class	86,027	403,324	219,417	23,464	(1,076)	(133,874)	-	465,403	4.47
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	25,682	114,898	75,642	7,915	(1,383)	(48,822)	-	133,803	1.28
Great-West Mid Cap Value Fund Institutional Class	26,465	137,527	92,578	9,054	(696)	(58,554)	-	162,497	1.56
Great-West Real Estate Index Fund Institutional Class	24,993	137,855	88,580	14,384	237	(46,595)	-	165,456	1.59
Great-West S&P 500® Index Fund Institutional Class	107,469	729,164	356,508	86,062	(15,213)	(160,279)	-	839,331	8.05
Great-West S&P Mid Cap 400® Index Fund Institutional Class	58,681	312,098	191,321	22,291	(3,564)	(113,197)	-	367,931	3.53
Great-West S&P SmallCap 600® Index Fund Institutional Class	46,056	212,288	135,642	15,121	(3,224)	(86,412)	-	246,397	2.36
Great-West Small Cap Growth Fund Institutional Class	2,892	19,781	12,027	2,031	(100)	(6,493)	-	23,284	0.22
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	25,365	139,577	72,931	12,329	(1,628)	(38,603)	-	161,576	1.55
					(44,107)	(1,058,193)	0	4,302,687	41.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	669,892	648,911	220,605	202,335	-	-	2,711	669,892	6.43
					0	0	2,711	669,892	6.43
				Total	$(8,281)	$(1,208,983)	$20,027	$9,879,215	94.78%
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,363,906	$18,200,631	$535,791	$5,021,063	$172,439	$264,674	$91,793	$13,980,033	13.12%
Great-West Core Bond Fund Institutional Class	688,149	8,933,269	266,153	2,235,476	42,559	(41,170)	50,218	6,922,776	6.50
Great-West Global Bond Fund Institutional Class	691,665	7,766,299	249,748	1,825,721	(59,563)	(242,004)	-	5,948,322	5.58
Great-West High Yield Bond Fund Institutional Class	465,809	4,920,623	103,344	572,174	(11,521)	(538,992)	-	3,912,801	3.67

March 31, 2020

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	417,999	$5,323,255	$139,382	$1,359,838	$(40,519)	$(52,391)	$-	$4,050,408	3.80%
Great-West Multi-Sector Bond Fund Institutional Class	624,154	7,190,708	156,677	1,279,107	(18,892)	(488,344)	-	5,579,934	5.24
Great-West Short Duration Bond Fund Institutional Class	213,011	2,668,629	92,095	643,112	(14,824)	(66,316)	14,038	2,051,296	1.92
					69,679	(1,164,543)	156,049	42,445,570	39.83
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	55,754	586,863	106,441	36,844	15,317	(176,416)	-	480,044	0.45
Great-West Emerging Markets Equity Fund Institutional Class	340,288	3,086,336	318,174	311,252	(18,921)	(643,184)	-	2,450,074	2.30
Great-West International Growth Fund Institutional Class	427,583	4,007,654	361,041	474,170	(34,414)	(606,409)	-	3,288,116	3.08
Great-West International Index Fund Institutional Class	939,516	8,924,879	1,069,798	627,386	105,763	(2,029,671)	-	7,337,620	6.89
Great-West International Value Fund Institutional Class	618,460	4,900,424	497,340	465,652	(75,673)	(924,494)	-	4,007,618	3.76
Great-West Large Cap Growth Fund Institutional Class	517,177	5,474,495	455,382	820,511	(3,388)	(609,925)	-	4,499,441	4.22
Great-West Large Cap Value Fund Institutional Class	1,039,274	6,835,637	1,034,287	745,089	(158,965)	(1,502,362)	-	5,622,473	5.28
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	329,698	2,067,802	453,490	193,492	(27,064)	(610,072)	-	1,717,728	1.61
Great-West Mid Cap Value Fund Institutional Class	319,355	2,349,063	544,850	251,403	(25,022)	(681,670)	-	1,960,840	1.84
Great-West Real Estate Index Fund Institutional Class	259,559	2,043,583	422,522	260,971	16,917	(486,855)	-	1,718,279	1.61
Great-West S&P 500® Index Fund Institutional Class	1,295,062	12,313,815	1,282,414	1,373,113	(2,701)	(2,108,686)	-	10,114,430	9.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	702,879	5,273,132	1,039,404	581,668	(69,550)	(1,323,815)	-	4,407,053	4.14
Great-West S&P SmallCap 600® Index Fund Institutional Class	593,748	3,830,616	815,325	425,747	(99,153)	(1,043,640)	-	3,176,554	2.98
Great-West Small Cap Growth Fund Institutional Class	36,052	346,770	66,608	45,090	(64)	(78,072)	-	290,216	0.27
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	303,807	2,350,256	306,906	277,809	(31,547)	(444,101)	-	1,935,252	1.82
					(408,465)	(13,269,372)	0	53,005,738	49.74
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,639,467	6,229,050	204,599	1,815,873	-	-	21,691	4,639,467	4.35
					0	0	21,691	4,639,467	4.35
				Total	$(338,786)	$(14,433,915)	$177,740	$100,090,775	93.92%

March 31, 2020

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	65,296	$745,892	$185,247	$263,769	$17,130	$1,912	$4,155	$669,282	11.01%
Great-West Core Bond Fund Institutional Class	32,716	365,686	89,336	120,243	5,432	(5,656)	2,271	329,123	5.41
Great-West Global Bond Fund Institutional Class	32,148	309,443	77,144	99,153	(2,244)	(10,961)	-	276,473	4.55
Great-West High Yield Bond Fund Institutional Class	21,422	197,657	41,817	36,283	(1,133)	(23,251)	-	179,940	2.96
Great-West Inflation-Protected Securities Fund Institutional Class	11,726	127,317	31,894	43,670	(516)	(1,913)	-	113,628	1.87
Great-West Multi-Sector Bond Fund Institutional Class	29,650	293,387	68,141	75,136	(1,521)	(21,323)	-	265,069	4.36
Great-West Short Duration Bond Fund Institutional Class	7,368	78,674	20,078	25,408	(198)	(2,388)	459	70,956	1.17
					16,950	(63,580)	6,885	1,904,471	31.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,699	34,639	12,108	4,049	140	(10,851)	-	31,847	0.52
Great-West Emerging Markets Equity Fund Institutional Class	25,555	203,988	56,869	27,774	508	(49,084)	-	183,999	3.03
Great-West International Growth Fund Institutional Class	29,907	252,642	56,446	36,518	(2,883)	(42,581)	-	229,989	3.78
Great-West International Index Fund Institutional Class	65,507	560,243	153,242	71,166	(3,741)	(130,710)	-	511,609	8.42
Great-West International Value Fund Institutional Class	43,200	307,533	79,768	52,012	(14,490)	(55,355)	-	279,934	4.60
Great-West Large Cap Growth Fund Institutional Class	34,001	324,974	70,142	64,234	(8,243)	(35,071)	-	295,811	4.87
Great-West Large Cap Value Fund Institutional Class	68,691	405,656	124,477	55,636	(8,115)	(102,878)	-	371,619	6.11
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	23,006	129,848	49,417	16,505	(2,190)	(42,898)	-	119,862	1.97
Great-West Mid Cap Value Fund Institutional Class	21,115	139,355	53,808	17,667	(1,395)	(45,852)	-	129,644	2.13
Great-West Real Estate Index Fund Institutional Class	14,816	104,822	36,600	15,664	127	(27,676)	-	98,082	1.61
Great-West S&P 500® Index Fund Institutional Class	85,464	733,463	177,547	117,957	(17,828)	(125,577)	-	667,476	10.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	46,115	312,256	105,512	42,372	(6,772)	(86,257)	-	289,139	4.76
Great-West S&P SmallCap 600® Index Fund Institutional Class	41,721	242,349	88,474	37,097	(10,659)	(70,518)	-	223,208	3.67
Great-West Small Cap Growth Fund Institutional Class	2,537	21,962	7,037	2,809	23	(5,768)	-	20,422	0.34
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	19,858	138,495	37,138	19,414	(2,113)	(29,726)	-	126,493	2.08
					(77,631)	(860,802)	0	3,579,134	58.87

March 31, 2020

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	163,530	$183,919	$49,357	$70,436	$-	$-	$690	$163,530	2.69%
					0	0	690	163,530	2.69
				Total	$(60,681)	$(924,382)	$7,575	$5,647,135	92.89%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	528,018	$7,347,791	$223,938	$2,259,800	$69,512	$100,256	$35,286	$5,412,185	8.11%
Great-West Core Bond Fund Institutional Class	266,192	3,605,595	110,419	1,017,797	15,260	(20,326)	19,299	2,677,891	4.01
Great-West Global Bond Fund Institutional Class	254,542	2,979,023	99,972	796,198	(27,225)	(93,739)	-	2,189,058	3.28
Great-West High Yield Bond Fund Institutional Class	173,898	1,916,981	41,453	298,843	(26,224)	(198,851)	-	1,460,740	2.19
Great-West Inflation-Protected Securities Fund Institutional Class	38,743	514,164	14,451	147,313	(4,183)	(5,878)	-	375,424	0.56
Great-West Multi-Sector Bond Fund Institutional Class	240,514	2,888,311	69,318	620,936	(26,932)	(186,498)	-	2,150,195	3.22
Great-West Short Duration Bond Fund Institutional Class	40,713	531,308	18,671	143,732	(2,603)	(14,176)	2,663	392,071	0.59
					(2,395)	(419,212)	57,248	14,657,564	21.96
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	46,219	505,212	65,144	18,600	8,334	(153,811)	-	397,945	0.60
Great-West Emerging Markets Equity Fund Institutional Class	345,112	3,264,643	170,395	235,741	(11,511)	(714,488)	-	2,484,809	3.72
Great-West International Growth Fund Institutional Class	395,347	3,854,974	138,772	319,025	(19,049)	(634,502)	-	3,040,219	4.56
Great-West International Index Fund Institutional Class	869,364	8,569,394	570,462	322,534	89,343	(2,027,588)	-	6,789,734	10.17
Great-West International Value Fund Institutional Class	571,031	4,705,785	220,369	274,435	(55,303)	(951,437)	-	3,700,282	5.54
Great-West Large Cap Growth Fund Institutional Class	418,487	4,614,049	133,640	518,334	22,805	(588,515)	-	3,640,840	5.46
Great-West Large Cap Value Fund Institutional Class	857,437	5,878,814	569,433	373,892	(66,653)	(1,435,622)	-	4,638,733	6.95
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	306,156	1,994,715	343,333	106,844	(8,343)	(636,133)	-	1,595,071	2.39
Great-West Mid Cap Value Fund Institutional Class	263,880	2,013,697	365,323	118,769	1,450	(640,029)	-	1,620,222	2.43
Great-West Real Estate Index Fund Institutional Class	170,193	1,387,271	216,067	122,192	12,779	(354,468)	-	1,126,678	1.69
Great-West S&P 500® Index Fund Institutional Class	1,055,354	10,460,362	543,014	819,960	27,834	(1,941,104)	-	8,242,312	12.35

March 31, 2020

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	577,518	$4,492,374	$654,836	$292,804	$(21,010)	$(1,233,367)	$-	$3,621,039	5.43%
Great-West S&P SmallCap 600® Index Fund Institutional Class	550,631	3,694,799	605,593	246,289	(47,029)	(1,108,225)	-	2,945,878	4.41
Great-West Small Cap Growth Fund Institutional Class	34,425	342,133	48,302	29,839	996	(83,475)	-	277,121	0.42
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	245,538	1,972,325	156,416	153,513	(11,681)	(411,151)	-	1,564,077	2.34
					(77,038)	(12,913,915)	0	45,684,960	68.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	883,353	1,233,489	42,260	396,711	-	-	4,315	883,353	1.32
					0	0	4,315	883,353	1.32
				Total	$(79,433)	$(13,333,127)	$61,563	$61,225,877	91.74%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	29,276	$361,996	$71,930	$133,729	$8,431	$(120)	$1,910	$300,077	6.58%
Great-West Core Bond Fund Institutional Class	14,743	177,844	34,934	61,183	2,610	(3,276)	1,046	148,319	3.25
Great-West Global Bond Fund Institutional Class	14,049	145,775	29,744	49,729	(1,640)	(4,968)	-	120,822	2.65
Great-West High Yield Bond Fund Institutional Class	9,460	93,380	16,227	19,490	(1,166)	(10,656)	-	79,461	1.74
Great-West Multi-Sector Bond Fund Institutional Class	13,302	141,997	26,468	39,195	(1,312)	(10,353)	-	118,917	2.60
Great-West Short Duration Bond Fund Institutional Class	1,505	17,420	3,538	5,934	(87)	(532)	96	14,492	0.32
					6,836	(29,905)	3,052	782,088	17.14
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,310	32,721	9,774	3,539	219	(10,454)	-	28,502	0.62
Great-West Emerging Markets Equity Fund Institutional Class	27,341	233,002	50,014	29,697	1,215	(56,465)	-	196,854	4.32
Great-West International Growth Fund Institutional Class	29,651	262,989	44,822	33,971	(1,982)	(45,823)	-	228,017	5.00
Great-West International Index Fund Institutional Class	64,915	583,968	129,475	66,082	(1,782)	(140,375)	-	506,986	11.11
Great-West International Value Fund Institutional Class	42,651	320,934	65,569	49,014	(12,586)	(61,108)	-	276,381	6.06
Great-West Large Cap Growth Fund Institutional Class	29,270	294,487	47,216	53,260	(6,412)	(33,796)	-	254,647	5.58
Great-West Large Cap Value Fund Institutional Class	61,208	379,013	100,135	47,440	(4,228)	(100,575)	-	331,133	7.26

March 31, 2020

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	22,773	$135,620	$46,056	$16,700	$(1,732)	$(46,328)	$-	$118,648	2.60%
Great-West Mid Cap Value Fund Institutional Class	18,917	129,848	46,005	16,001	(1,027)	(43,701)	-	116,151	2.55
Great-West Real Estate Index Fund Institutional Class	11,892	87,242	27,888	12,891	272	(23,512)	-	78,727	1.73
Great-West S&P 500® Index Fund Institutional Class	75,043	673,821	134,704	102,164	(13,406)	(120,273)	-	586,088	12.85
Great-West S&P Mid Cap 400® Index Fund Institutional Class	40,976	288,888	88,378	37,703	(5,041)	(82,647)	-	256,916	5.63
Great-West S&P SmallCap 600® Index Fund Institutional Class	41,099	251,893	83,577	39,610	(10,315)	(75,983)	-	219,877	4.82
Great-West Small Cap Growth Fund Institutional Class	2,551	23,198	6,598	2,971	68	(6,289)	-	20,536	0.45
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	17,275	126,208	28,844	16,922	(1,440)	(28,087)	-	110,043	2.41
					(58,177)	(875,416)	0	3,329,506	72.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	33,054	40,640	8,466	16,201	-	-	149	33,054	0.73
					0	0	149	33,054	0.73
				Total	$(51,341)	$(905,321)	$3,201	$4,144,648	90.86%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	186,120	$2,668,729	$212,891	$995,173	$40,494	$21,280	$12,134	$1,907,727	5.63%
Great-West Core Bond Fund Institutional Class	93,887	1,311,822	102,957	459,504	10,463	(10,768)	6,649	944,507	2.79
Great-West Global Bond Fund Institutional Class	94,893	1,142,885	96,958	389,586	(9,617)	(34,180)	-	816,077	2.41
Great-West High Yield Bond Fund Institutional Class	60,359	687,255	40,820	157,273	(12,360)	(63,783)	-	507,019	1.49
Great-West Multi-Sector Bond Fund Institutional Class	84,792	1,045,701	73,597	300,912	(11,693)	(60,350)	-	758,036	2.24
Great-West Short Duration Bond Fund Institutional Class	9,810	131,293	11,359	44,775	(475)	(3,408)	624	94,469	0.28
					16,812	(151,209)	19,407	5,027,835	14.84
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	24,186	275,955	37,907	24,552	4,075	(81,068)	-	208,242	0.62
Great-West Emerging Markets Equity Fund Institutional Class	223,047	2,207,767	138,044	288,136	(15,449)	(451,735)	-	1,605,940	4.74
Great-West International Growth Fund Institutional Class	231,674	2,375,960	106,850	338,451	(22,460)	(362,784)	-	1,781,575	5.26

March 31, 2020

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	507,655	$5,277,123	$404,933	$491,426	$68,573	$(1,225,846)	$-	$3,964,784	11.71%
Great-West International Value Fund Institutional Class	333,541	2,899,308	192,345	410,806	(81,113)	(519,501)	-	2,161,346	6.38
Great-West Large Cap Growth Fund Institutional Class	215,085	2,501,097	66,984	413,627	(8,537)	(283,213)	-	1,871,241	5.52
Great-West Large Cap Value Fund Institutional Class	452,646	3,243,759	349,627	424,398	(83,488)	(720,172)	-	2,448,816	7.23
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	178,412	1,226,199	220,219	141,363	(12,398)	(375,527)	-	929,528	2.74
Great-West Mid Cap Value Fund Institutional Class	139,969	1,113,928	213,105	136,451	(12,549)	(331,171)	-	859,411	2.54
Great-West Real Estate Index Fund Institutional Class	90,151	771,415	122,827	112,459	3,151	(184,982)	-	596,801	1.76
Great-West S&P 500® Index Fund Institutional Class	553,015	5,750,871	308,494	747,972	(13,496)	(992,344)	-	4,319,049	12.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	301,713	2,461,264	373,909	302,671	(28,498)	(640,762)	-	1,891,740	5.59
Great-West S&P SmallCap 600® Index Fund Institutional Class	320,904	2,269,722	390,951	318,374	(68,846)	(625,460)	-	1,716,839	5.07
Great-West Small Cap Growth Fund Institutional Class	19,836	207,804	28,772	27,054	667	(49,843)	-	159,679	0.47
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	126,643	1,069,537	84,168	139,017	(13,340)	(207,975)	-	806,713	2.38
					(283,708)	(7,052,383)	0	25,321,704	74.76
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	212,171	303,174	26,614	118,643	-	-	1,026	212,171	0.63
					0	0	1,026	212,171	0.63
				Total	$(266,896)	$(7,203,592)	$20,433	$30,561,710	90.23%
Great-West Lifetime Conservative 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,503	$26,646	$7,487	$9,081	$34	$600	$169	$25,652	5.34%
Great-West Core Bond Fund Institutional Class	1,266	13,083	3,709	4,056	(102)	(1)	93	12,735	2.65
Great-West Global Bond Fund Institutional Class	1,359	12,060	3,613	3,678	(339)	(306)	-	11,689	2.43
Great-West High Yield Bond Fund Institutional Class	825	6,867	1,968	1,018	(140)	(890)	-	6,927	1.44
Great-West Multi-Sector Bond Fund Institutional Class	1,156	10,438	3,024	2,287	(190)	(838)	-	10,337	2.15
Great-West Short Duration Bond Fund Institutional Class	132	1,306	392	388	(20)	(36)	9	1,274	0.26
					(757)	(1,471)	271	68,614	14.27

March 31, 2020

Great-West Lifetime Conservative 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	334	$2,906	$1,172	$161	$(23)	$(1,043)	$-	$2,874	0.60%
Great-West Emerging Markets Equity Fund Institutional Class	3,406	25,333	7,657	1,231	(33)	(7,236)	-	24,523	5.10
Great-West International Growth Fund Institutional Class	3,406	26,210	7,424	1,617	45	(5,827)	-	26,190	5.45
Great-West International Index Fund Institutional Class	7,408	58,212	19,137	3,072	(320)	(16,419)	-	57,858	12.03
Great-West International Value Fund Institutional Class	4,888	31,962	9,771	1,551	(162)	(8,506)	-	31,676	6.59
Great-West Large Cap Growth Fund Institutional Class	2,913	25,780	6,187	2,493	(227)	(4,130)	-	25,344	5.27
Great-West Large Cap Value Fund Institutional Class	6,266	33,941	12,633	2,109	(407)	(10,568)	-	33,897	7.05
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,600	13,458	6,238	776	(132)	(5,373)	-	13,547	2.82
Great-West Mid Cap Value Fund Institutional Class	1,921	11,641	5,407	692	(110)	(4,560)	-	11,796	2.45
Great-West Real Estate Index Fund Institutional Class	1,331	8,386	3,513	545	(95)	(2,544)	-	8,810	1.83
Great-West S&P 500® Index Fund Institutional Class	7,590	59,706	17,602	4,238	(442)	(13,791)	-	59,279	12.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,106	25,560	10,495	1,496	(272)	(8,812)	-	25,747	5.36
Great-West S&P SmallCap 600® Index Fund Institutional Class	4,630	24,960	11,024	1,600	(316)	(9,614)	-	24,770	5.15
Great-West Small Cap Growth Fund Institutional Class	285	2,280	886	175	(12)	(700)	-	2,291	0.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,718	11,064	3,531	689	(99)	(2,966)	-	10,940	2.28
					(2,605)	(102,089)	0	359,542	74.79
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,817	2,999	879	1,073	-	-	12	2,817	0.59
					0	0	12	2,817	0.59
				Total	$(3,362)	$(103,560)	$283	$430,973	89.65%

March 31, 2020